LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	6 Months Ended
Jun. 30, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the future policy benefits in the statements of financial position is as follows.

AS AT JUN. 30, 2023 AND DEC. 31, 2022 US$ MILLIONS	2023	2022
Future policy benefits
Direct Insurance	$3,218	$3,136
Pension Risk Transfer	3,676	2,964
Deferred profit liability
Direct Insurance	58	24
Pension Risk Transfer	229	187
Other contracts and VOBA liability	1,682	1,700
Total future policy benefits	$8,863	$8,011
a.Future Policy Benefits
The balances and changes in the liability for future policy benefits are as follows:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Balance, beginning of period	$3,775	$—	$3,775
Beginning balance at original discount rate	4,087	—	4,087
Effect of changes in cash flow assumptions	21	—	21
Effect of actual variances from expected experience	(26)	—	(26)
Adjusted beginning of period balance	4,082	—	4,082
Issuances	67	657	724
Interest accrual	62	6	68
Net premiums collected	(200)	(663)	(863)
Derecognitions (lapses and withdrawals)	(16)	—	(16)
Ending balance at original discount rate	3,995	—	3,995
Effect of changes in discount rate assumptions	(238)	—	(238)
Balance, end of period	$3,757	$—	$3,757

Present value of expected future policy benefits
Balance, beginning of period	$6,909	$2,966	$9,875
Beginning balance at original discount rate	7,546	3,307	10,853
Effect of changes in cash flow assumptions	21	(11)	10
Effect of actual variances from expected experience	(24)	(17)	(41)
Adjusted beginning of period balance	7,543	3,279	10,822
Issuances	67	660	727
Interest accrual	113	72	185
Benefit payments	(247)	(133)	(380)
Derecognitions (lapses and withdrawals)	(16)	—	(16)
Foreign currency translation	—	75	75
Ending balance at original discount rate	7,460	3,953	11,413
Effect of changes in discount rate assumptions	(485)	(271)	(756)
Effect of foreign currency translation on the effect of changes in discount rate assumptions	—	(6)	(6)
Balance, end of period	6,975	3,676	10,651

Net liability for future policy benefits	3,218	3,676	6,894
Less: Reinsurance recoverables	(58)	(55)	(113)
Net liability for future policy benefits, after reinsurance recoverable	$3,160	$3,621	$6,781

AS AT JUN. 30, 2023	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of future policy benefits (years)	13	9

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Acquisition from business combination	4,188	—	4,188
Issuances	18	1,073	1,091
Interest accrual	6	11	17
Net premiums collected	(37)	(1,084)	(1,121)
Foreign currency translation	—	—	—
Ending balance at original discount rate	4,175	—	4,175
Effect of changes in discount rate assumptions	(99)	—	(99)
Effect of changes in discount rate assumptions	(99)	—	(99)
Balance, end of period	$4,076	$—	$4,076

Present value of expected future policy benefits
Balance, beginning of period	$—	$2,171	$2,171
Beginning balance at original discount rate	—	2,071	2,071
Effect of changes in cash flow assumptions	—	(11)	(11)
Effect of actual variances from expected experience	—	6	6
Adjusted beginning of period balance	—	2,066	2,066
Acquisition from business combination	7,665	—	7,665
Issuances	18	1,092	1,110
Interest accrual	11	42	53
Benefit payments	(46)	(70)	(116)
Derecognitions (lapses and withdrawals)	—	—	—
Foreign currency translation	—	(55)	(55)
Ending balance at original discount rate	7,648	3,075	10,723
Effect of foreign currency translation on the effect of changes in discount rate assumptions	—	3	3
Effect of changes in discount rate assumptions	(202)	(313)	(515)
Balance, end of period	7,446	2,765	10,211

Net liability for future policy benefits	3,370	2,765	6,135
Less: Reinsurance recoverables	(73)	(99)	(172)
Net liability for future policy benefits, after reinsurance recoverable	$3,297	$2,666	$5,963

AS AT JUN. 30, 2022	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of future policy benefits (years)	13	9

The amount of undiscounted expected gross premiums and expected future benefit payments follows:

	2023		2022
AS AT JUN. 30 US$ MILLIONS	Undiscounted	Discounted	Undiscounted	Discounted
Direct Insurance
Expected future benefit payments	$14,404	$6,975	$14,479	$7,446
Expected future gross premiums	9,516	4,948	9,743	5,249

Pension Risk Transfer
Expected future benefit payments	6,061	3,676	4,607	2,765
Expected future gross premiums	—	—	—	—

Total
Expected future benefit payments	20,465	10,651	19,086	10,211
Expected future gross premiums	9,516	4,948	9,743	5,249
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE THREE MONTHS ENDED JUN. 30 US$ MILLIONS	Gross Premiums or Assessments		Interest Expense
	2023	2022	2023	2022
Direct Insurance	$160	$47	$51	$5
Pension Risk Transfer	499	1,128	37	15

FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	Gross Premiums or Assessments		Interest Expense
	2023	2022	2023	2022
Direct Insurance	$292	$47	$74	$5
Pension Risk Transfer	675	1,237	37	15
The weighted-average interest rate follows:

FOR THE SIX MONTHS ENDED JUN. 30	2023	2022
Direct Insurance
Interest accretion rate	5%	4%
Current discount rate	5%	5%

Pension Risk Transfer
Interest accretion rate	5%	3%
Current discount rate	6%	4%

b.Deferred Profit Liability
For limited-pay products, gross premiums received in excess of net premiums are deferred at initial recognition as deferred profit liability (“DPL”). The assumptions and reflection of experience for DPL will be consistent with those used in the liability for future policy benefits, including the remeasurement methodology. The discount rate used in calculating DPL will be consistent with the locked-in rate used for the liability for future policy benefits.
DPL is amortized in income on a constant basis in relation with benefit payments. For life contingent payout annuities DPL is amortized over expected future benefit payments.
For limited payment traditional life permanent contracts, DPL is amortized over face amount for limited payment traditional life permanent contracts.

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of period	$24	$187	$211
Effect of changes in cash flow assumptions	—	11	11
Effect of actual variances from expected experience	—	21	21
Adjusted beginning of period balance	24	219	243
Profits deferred	34	10	44
Interest accrual	1	4	5
Amortization	(1)	(8)	(9)
Foreign currency translation	—	4	4
Balance, end of period	$58	$229	$287

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of period	$—	$158	$158
Effect of changes in cash flow assumptions	—	12	12
Effect of actual variances from expected experience	—	(6)	(6)
Adjusted beginning of period balance	—	164	164
Acquisition from business combination	—	—	—
Profits deferred	3	30	33
Interest accrual	—	3	3
Amortization	—	(6)	(6)
Foreign currency translation	—	(3)	(3)
Balance, end of period	$3	$188	$191
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSESThe liability for unpaid claims and claim adjustment expenses (“claims”) for health and property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for incurred but not reported (“IBNR”) claims and claims that have been reported but not settled. The liability for unpaid claims is estimated based upon American National’s historical experience and actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, less anticipated salvage and subrogation. The effects of the changes are included in the statements of operations in the year in which the changes occur. The time value of money is not taken into account for the purpose of calculating the liability for unpaid claims. There have been no significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.
Information regarding the liability for unpaid claims is shown below:

FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2023	2022
Unpaid claims balance, beginning	$1,555	$—
Less: Reinsurance recoverables	(305)	—
Net beginning balance	1,250	—
Acquisition from business combination	—	1,215
Incurred related to
Current	816	137
Prior years	(22)	(6)
Total incurred claims	794	131
Paid claims related to
Current	(342)	(78)
Prior years	(348)	(38)
Total paid claims	(690)	(116)
Net balance	1,354	1,230
Add: Reinsurance recoverables	303	290
Unpaid claims balance, ending	$1,657	$1,520
The net and gross reserve calculations have shown favourable development as a result of favourable loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years. The estimates for ultimate incurred claims attributable to insured events of prior years decreased by approximately $22 million and $6 million respectively during the first six months of 2023 and 2022. The favorable development in 2023 was a reflection of lower-than-anticipated losses arising from agribusiness, business owners, commercial automotive, and commercial other lines of business.
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims included in the liability for unpaid claims and claim adjustment expenses at June 30, 2023 and December 31, 2022 was $16 million and $16 million respectively.